Komatsu Ltd. Shareholders' Equity (Details 2)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Year 1 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.13%	0.17%	0.60%
Year 2 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.14%	0.24%	0.71%
Year 3 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.18%	0.32%	0.82%
Year 4 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.25%	0.48%	0.94%
Year 5 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.36%	0.63%	1.02%
Year 6 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.47%	0.74%	1.07%
Year 7 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.59%	0.88%	1.07%
Year 8 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.76%	1.03%	1.16%
Year 9 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.94%	1.19%	1.33%
Year 10 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	1.11%	1.35%	1.48%